DEFINED CONTRIBUTION PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLAN

9. DEFINED CONTRIBUTION PLAN

Effective January 1, 2016, the Company established a 401(k) plan for qualifying employees; employee contributions are voluntary. Company contributions to the plan for the three months ended June 30, 2021 and 2020 were $23,200 and $0, respectively. Company contributions to the plan for the six months ended June 30, 2021 and 2020 were $49,600 and $0, respectively.

9. DEFINED CONTRIBUTION PLAN

Effective January 1, 2016, the Company established a 401(k) plan for qualifying employees; employee contributions are voluntarily. Company contributions to the plan for the years ended December 31, 2020 and 2019 were $70,900 and $29,800, respectively.